Marketable Securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Marketable Securities
Balance, beginning	$ 104	$ 719
Fair value of marketable securities received from option on mineral property interests	691	0
Disposition of marketable securities at fair value	(296)	(518)
Change in fair value of marketable securities	760	(131)
Foreign currency translation adjustment	64	34
Balance, ending	$ 1,323	$ 104